Investment in partnership	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investment in partnership
Investment in partnership
On April 1, 2017, the Company entered into a partnership agreement under the name "Dene North Site Services" with Dene Sky Site Services Ltd. ("Dene Sky"). The unincorporated partnership was formed for the purpose of establishing a strategic relation with a local operator in Northern Alberta in order to expand the Company's market opportunities in the region. The Company holds a 49% undivided ownership interest in the assets, liabilities and related revenue and expenses managed through the partnership agreement. The partnership agreement specifies that the economic activity and decision-making are jointly controlled and each partner is entitled to its share of the assets, liabilities, revenue and expenses.
The Company is contingently liable under the partnership agreement for its portion of the partnership’s obligations and liabilities that could arise from construction contracts, potential lawsuits, lease commitments and financing agreements.
At inception of the partnership, assets and liabilities were proportionately recognized within the Company's consolidated financial statements at 49% as follows:

Assets
Cash	$1,131
Inventory	29
Prepaid expenses	4
Property, plant and equipment	2,581
Total assets	$3,745

Liabilities
Capital lease obligation	$800
Long-term debt	637
Total liabilities	$1,437

Total consideration paid	$2,308

The financial data for the Company's 49% interest included in the consolidated financial statements is summarized as follows:
Balance Sheet

	December 31, 2017	December 31, 2016
Assets
Current assets	$1,868	$—
Non-current assets	2,275	—
Total assets	$4,143	$—
Liabilities
Current liabilities	$1,094	$—
Long-term liabilities	1,141	—
Total liabilities	$2,235	$—

Net Assets	$1,908	$—

As at December 31, 2017, the Company had issued a loan to Dene North Site Services in the amount of $1,900, which is included in the above current liabilities at 49%. Upon consolidation, the net receivable amount is included in other assets (note 10(a)).
Statement of Operations and Comprehensive Loss

Year ended December 31,	2017	2016
Revenues	$4,310	$—
Gross profit (i)	3,908	—
Loss before taxes	(401)	—
Net loss and comprehensive loss(ii)	(401)	—
(i) Gross profit is defined as revenue less: project costs; equipment costs; and depreciation.
(ii) For income tax purposes, all income attributed to the partnership agreement is allocated to the partners pro-rata in accordance with their respective interest.